SHAREHOLDERS' EQUITY (Schedule of service-based stock options) (Details) - Performance Based Stock Options [Member] - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Number of Performance based options
Outstanding at January 1, 2020		66,666
Granted		351,472
Cancelled		(4,463)
Outstanding at June 30, 2020		413,675	66,666
Exercisable at June 30, 2020		66,666
Vested and expected to vest at June 30, 2020		219,605
Weighted average Exercise price
Outstanding at January 1, 2020		$ 3.24
Granted	[1]
Cancelled	[1]
Outstanding at June 30, 2020		0.52	$ 3.24
Exercisable at June 30, 2020		3.24
Vested and expected to vest at June 30, 2020		$ 0.98
Weighted average Remaining contractual term (in years)
Outstanding at June 30, 2020		65 years 2 months 15 days	4 years 11 months 12 days
Exercisable at June 30, 2020		4 years 5 months 12 days
Vested and expected to vest at June 30, 2020		56 years 9 months 10 days
Aggregate intrinsic value
Outstanding at January 1, 2020		$ 199
Outstanding at June 30, 2020		1,948	$ 199
Exercisable at June 30, 2020		133
Vested and expected to vest at June 30, 2020		$ 933

[1]	Represents an amount less than $1